Principal Accounting Policies - Schedule of Property Plant And Equipment Useful Lives (Detail)	12 Months Ended
Mar. 31, 2021
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Over the shorter of the expected life of leasehold improvements or the lease term
Maximum [Member] | Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Furniture, Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Furniture, Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years